UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2007

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2007

ITEM 1.    REPORTS TO STOCKHOLDERS.


================================================================================

                               [FMA LOGO OMITTED]

                                    FIDUCIARY
                                   MANAGEMENT
                                   ASSOCIATES

                          -----------------------------
                           FMA SMALL COMPANY PORTFOLIO
                          -----------------------------

                         THE ADVISORS' INNER CIRCLE FUND

                                  ANNUAL REPORT
                                October 31, 2007

================================================================================

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO
                                                     OCTOBER 31, 2007
--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

Shareholders' Letter .....................................................    1

Schedule of Investments ..................................................    3

Statement of Assets and Liabilities ......................................    7

Statement of Operations ..................................................    8

Statement of Changes in Net Assets .......................................    9

Financial Highlights .....................................................   10

Notes to Financial Statements ............................................   11

Report of Independent Registered Public Accounting Firm ..................   16

Disclosure of Portfolio Expenses .........................................   17

Trustees and Officers of The Advisors' Inner Circle Fund .................   18

Notice to Shareholders ...................................................   22

--------------------------------------------------------------------------------

The Portfolio files its complete schedule of investments of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Portfolio's Forms N-Q are available on the Commission's website at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Portfolio uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available
(i) without charge, upon request, by calling 1-866-FMA-8333; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------

October 31, 2007

Dear Fellow Shareholder:

We are pleased to report that the FMA Small Company Portfolio recorded a 9.43% return for the year ended October 31, 2007 as well as a 13.74% annualized return for the three-year period ended October 31, 2007. This compares favorably to the small cap market as measured by the Russell 2000 Index, which generated a 9.27% one-year return and a 13.69% annualized three-year return ended October 31, 2007. Small cap investors were rewarded with solid investment returns as the Russell 2000 Index reached new all-time highs in July 2007. Strong global economic activity, healthy corporate earnings growth, ample financial liquidity and an active mergers and acquisitions environment fueled the market's advance. However, investor euphoria quickly dissipated as the weakness in the housing market, subsequent deterioration in the subprime mortgage market, and lack of liquidity in credit markets contributed to a meaningful decline in the prices of equity securities leading to the market's August low. Responding to the volatility across the equity and credit markets, the Federal Reserve lowered the federal-funds rate in September and October of 2007 and along with its global partners, injected significant liquidity into the market in an effort to stabilize financial markets.

Small cap equity market leadership began transitioning in 2007 as established market leadership generated from the industrial cyclical sectors was joined by the technology and health care sectors. Significantly lagging the market's gains was the financial services sector, which recorded a negative return for the period. Domestically-oriented consumer discretionary and transportation sectors were also significant laggards during the fiscal year. The performance of the FMA Small Company Portfolio was aided by the Portfolio's sector strategies which emphasized international exposure given superior global growth prospects. The Portfolio's positions, particularly in the energy, basic materials, capital goods and technology sectors were leveraged towards the strong end markets driven by demand from the developing countries led by China, India and Brazil. In addition, strong returns were generated through excellent stock selection within the health care and consumer staples sectors of the Portfolio. Lastly, Portfolio performance was aided by the acquisitions of five portfolio holdings by larger companies this year.

Recently, market and monetary policy concerns have evolved from higher inflation toward the slower pace of economic growth. The Fed has acknowledged such concerns and is prepared to respond with further fed-funds rate actions pending further economic weakness accompanied by ongoing financial market stress. FMA continues to believe the economic backdrop will be supportive for solid equity market returns into 2008. Attractive valuations, normalized earnings growth, acquisition activity driven by excess corporate liquidity, and lower interest rates are favorable ingredients for a positive market outlook. As we incorporate the prospects and risks of transitioning economic and capital markets, FMA's disciplined stock selection will continue to be of key importance as we remain industrious in our efforts to provide superior investment results for our fellow investors.

Respectfully submitted,

/s/ Kathryn A. Vorisek

Kathryn A. Vorisek
Chief Investment Officer

THIS REPRESENTS THE MANAGER'S ASSESSMENT OF THE PORTFOLIO AND MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO
                                                     OCTOBER 31, 2007
--------------------------------------------------------------------------------

                Growth of a $10,000 Investment

                     ----------------------------------
                        AVERAGE ANNUAL TOTAL RETURN*
                     FOR PERIODS ENDED OCTOBER 31, 2007
                     ----------------------------------
                     One Year    5 Years      10 Years
                     ----------------------------------
                       9.43%      16.71%        9.21%
                     ----------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

             FMA SMALL COMPANY PORTFOLIO     RUSSELL 2000 INDEX    S&P 500 INDEX
 10/31/97    $10,000                         $10,000               $10,000
 1998          9,790                           8,816                12,199
 1999          9,043                          10,127                15,330
 2000         11,238                          11,890                16,264
 2001         11,414                          10,380                12,214
 2002         11,147                           9,179                10,369
 2003         13,856                          13,159                12,525
 2004         16,405                          14,703                13,705
 2005         18,221                          16,479                14,900
 2006         22,061                          19,771                17,335
 2007         24,141                          21,604                19,859

                         Periods ended on October 31st

* If the Adviser had not limited certain expenses, the Portfolio's total return would have been lower.


  THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN
    AND VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE SO THAT, WHEN
               REDEEMED, MAY BE WORTH LESS THAN ITS ORIGINAL COST.
             PAST PERFORMANCE IS NO GUARANTEE OF FUTURE PERFORMANCE.
  THE PORTFOLIO'S PERFORMANCE ASSUMES THE REINVESTMENT OF ALL DIVIDENDS AND ALL
                                 CAPITAL GAINS.
          INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A PORTFOLIO'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND
  EXPENSES WERE INCLUDED IN THE INDEX RETURNS, THE PERFORMANCE WOULD HAVE BEEN
    LOWER. PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY IN AN UNMANAGED INDEX.

THERE ARE NO ASSURANCES THAT THE PORTFOLIO WILL MEET ITS STATED OBJECTIVES. THE
    PORTFOLIO'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY INDIVIDUAL
                                   SECURITIES.

RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY
        ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

                      DEFINITION OF THE COMPARATIVE INDICES
                      -------------------------------------

RUSSELL 2000(R) INDEX is an unmanaged index comprised of 2,000 stocks of U.S. companies with small market capitalization.

S&P 500 INDEX consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times the number of shares outstanding), with each stock's weight in the index proportionate to its market value.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO
                                                     OCTOBER 31, 2007
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
INDUSTRY WEIGHTINGS (UNAUDITED)++
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

8.8%   Banks
8.8%   Semiconductors
7.6%   Industrial
7.5%   Medical Products & Services
5.6%   Real Estate Investment Trusts
4.6%   Energy Equipment & Services
4.1%   Short-term Investments
4.0%   Insurance
3.8%   Securities Brokerage / Dealers
3.5%   Aerospace & Defense
3.5%   Food & Beverage
3.3%   Healthcare
3.3%   Pharmaceuticals
3.3%   Retail
3.0%   Communication Technology
2.7%   Consumer Products
2.3%   Financial Services
2.2%   Application Software
2.0%   Gas Utilities
2.0%   Chemicals
1.9%   Restaurants
1.8%   Drug Retail
1.8%   Printing & Publishing
1.7%   Apparel / Textiles
1.7%   Computer Software
1.6%   Utilities - Electrical
1.5%   Communication Equipment
1.4%   Materials & Processing
0.7%   Construction & Engineering

++    PERCENTAGES ARE BASED ON TOTAL INVESTMENTS.

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK - 97.9%
--------------------------------------------------------------------------------

                                                        SHARES         VALUE
                                                      ----------   -------------
   AEROSPACE & DEFENSE -- 3.6%
   Moog, Cl A* ....................................       80,450   $   3,712,768
   Woodward Governor ..............................       56,172       3,763,524
                                                                   -------------
                                                                       7,476,292
                                                                   -------------
   APPAREL/TEXTILES -- 1.8%
   Wolverine World Wide ...........................      144,100       3,694,724
                                                                   -------------
   APPLICATION SOFTWARE -- 2.2%
   Progress Software* .............................      140,000       4,579,400
                                                                   -------------
   BANKS -- 9.0%
   Bank of the Ozarks .............................      146,672       4,246,154
   Prosperity Bancshares ..........................      127,500       4,120,800
   Sterling Financial .............................      162,236       3,650,310
   Virginia Commerce Bancorp* .....................      239,545       3,423,098
   Wintrust Financial .............................       91,852       3,374,643
                                                                   -------------
                                                                      18,815,005
                                                                   -------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO
                                                     OCTOBER 31, 2007
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                        SHARES         VALUE
                                                      ----------   -------------
   CHEMICALS -- 1.9%
   Ferro ..........................................      191,408   $   3,965,974
                                                                   -------------
   COMMUNICATION TECHNOLOGY -- 3.1%
   Black Box ......................................       73,400       2,934,532
   Intermec* ......................................      139,000       3,533,380
                                                                   -------------
                                                                       6,467,912
                                                                   -------------
   COMMUNICATIONS EQUIPMENT -- 1.5%
   Comtech Telecommunications* ....................       58,550       3,176,337
                                                                   -------------
   COMPUTER SOFTWARE -- 1.7%
   Blackbaud ......................................      132,900       3,581,655
                                                                   -------------
   CONSTRUCTION & ENGINEERING -- 0.8%
   Granite Construction ...........................       40,200       1,721,364
                                                                   -------------
   CONSUMER PRODUCTS -- 2.7%
   Alberto-Culver, Cl B ...........................       53,900       1,400,861
   Inter Parfums ..................................      180,356       4,299,687
                                                                   -------------
                                                                       5,700,548
                                                                   -------------
   DRUG RETAIL -- 1.8%
   Longs Drug Stores ..............................       72,900       3,827,979
                                                                   -------------
   ENERGY EQUIPMENT & SERVICES -- 4.6%
   Atwood Oceanics* ...............................       41,000       3,453,840
   CARBO Ceramics .................................       69,000       3,099,480
   NATCO Group, ClA* ..............................       59,200       3,155,952
                                                                   -------------
                                                                       9,709,272
                                                                   -------------
   FINANCIAL SERVICES -- 2.3%
   Euronet Worldwide* .............................      149,744       4,796,300
                                                                   -------------
   FOOD & BEVERAGE -- 3.6%
   Hain Celestial Group* ..........................      113,094       3,965,076
   J&J Snack Foods+ ...............................       98,805       3,519,434
                                                                   -------------
                                                                       7,484,510
                                                                   -------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO
                                                     OCTOBER 31, 2007
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                        SHARES         VALUE
                                                      ----------   -------------
   GAS UTILITIES -- 2.1%
   New Jersey Resources ...........................       87,900   $   4,329,075
                                                                   -------------
   HEALTHCARE -- 3.4%
   Healthways* ....................................       60,500       3,672,350
   Integra LifeSciences Holdings* .................       70,850       3,434,100
                                                                   -------------
                                                                       7,106,450
                                                                   -------------
   INDUSTRIAL -- 7.7%
   Actuant, ClA ...................................       65,100       4,490,598
   Columbus McKinnon* .............................        3,200         106,176
   Nordson ........................................       82,600       4,419,100
   RegalBeloit ....................................       70,400       3,452,416
   Tennant ........................................       76,520       3,608,683
                                                                   -------------
                                                                      16,076,973
                                                                   -------------
   INSURANCE -- 4.1%
   Delphi Financial Group, Cl A ...................      123,250       4,775,937
   ProAssurance* ..................................       68,000       3,749,520
                                                                   -------------
                                                                       8,525,457
                                                                   -------------
   MATERIALS & PROCESSING -- 1.5%
   Schnitzer Steel Industries, Cl A ...............       46,100       3,045,827
                                                                   -------------
   MEDICAL PRODUCTS & SERVICES -- 7.6%
   Haemonetics* ...................................       78,700       4,044,393
   Inventiv Health* ...............................       89,145       3,764,593
   Medical Action Industries* .....................      186,115       3,826,525
   Owens & Minor ..................................      104,917       4,253,335
                                                                   -------------
                                                                      15,888,846
                                                                   -------------
   PHARMACEUTICALS -- 3.3%
   Perrigo ........................................      143,100       3,392,901
   Salix Pharmaceuticals* .........................      301,800       3,531,060
                                                                   -------------
                                                                       6,923,961
                                                                   -------------
   PRINTING & PUBLISHING -- 1.9%
   Consolidated Graphics* .........................       60,620       3,878,468
                                                                   -------------
   REAL ESTATE INVESTMENT TRUSTS -- 5.8%
   EastGroup Properties ...........................       83,800       3,995,584
   Lexington Realty Trust .........................      190,600       3,771,974
   Pennsylvania Real Estate Investment Trust ......      111,400       4,249,910
                                                                   -------------
                                                                      12,017,468
                                                                   -------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO
                                                     OCTOBER 31, 2007
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                        SHARES         VALUE
                                                      ----------   -------------
   RESTAURANTS -- 2.0%
   Sonic* .........................................      167,100   $   4,140,738
                                                                   -------------
   RETAIL -- 3.4%
   Brown Shoe .....................................      172,100       3,510,840
   Fossil* ........................................        7,563         284,066
   Hibbett Sports* ................................      136,950       3,230,651
                                                                   -------------
                                                                       7,025,557
                                                                   -------------
   SECURITIES BROKERAGE/DEALERS -- 3.9%
   Investment Technology Group* ...................      110,000       4,609,000
   Piper Jaffray* .................................       69,600       3,577,440
                                                                   -------------
                                                                       8,186,440
                                                                   -------------
   SEMICONDUCTORS -- 9.0%
   ATMI* ..........................................      129,650       4,166,951
   MKS Instruments* ...............................      168,666       3,386,813
   Netlogic Microsystems* .........................      124,600       4,136,720
   Semtech* .......................................      193,100       3,303,941
   Skyworks Solutions* ............................      399,600       3,684,312
                                                                   -------------
                                                                      18,678,737
                                                                   -------------
   UTILITIES - ELECTRICAL -- 1.6%
   Unisource Energy ...............................      104,600       3,317,912
                                                                   -------------
   TOTAL COMMON STOCK
     (Cost $190,658,072) ..........................                  204,139,181
                                                                   -------------

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (A) -- 4.2%
--------------------------------------------------------------------------------
   HighMark Treasury Money Market Fund, 3.270% ....      574,840         574,840
   HighMark U.S. Government Money Market
     Fund, 4.470% .................................    8,244,094       8,244,094
                                                                   -------------
   TOTAL SHORT-TERM INVESTMENTS
     (Cost $8,818,934) ............................                    8,818,934
                                                                   -------------
   TOTAL INVESTMENTS -- 102.1%
     (Cost $199,477,006) ..........................                $ 212,958,115
                                                                   =============

      PERCENTAGES ARE BASED ON NET ASSETS OF $208,518,978.
*     NON-INCOME PRODUCING SECURITY.
(A)   THE RATE SHOWN REPRESENTS THE 7 DAY EFFECTIVE YIELD AS OF OCTOBER 31,
      2007.
CL    CLASS
+ SECURITIES CONSIDERED ILLIQUID. THE VALUE OF SUCH SECURITIES AS OF OCTOBER 31, 2007 WAS $3,519,434.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO
                                                     OCTOBER 31, 2007
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

ASSETS:
   Investments at value (Cost $199,477,006) ..........................   $ 212,958,115
   Receivable for investment securities sold .........................       1,161,901
   Receivable for capital shares sold ................................          29,761
   Dividends and interest receivable .................................          67,397
                                                                         -------------
   Total Assets ......................................................     214,217,174
                                                                         -------------
LIABILITIES:
   Payable for investment securities purchased .......................       5,295,231
   Payable for capital shares redeemed ...............................          96,811
   Payable due to Investment Advisor .................................         137,657
   Payable due to Administrator ......................................          22,025
   Chief Compliance Officer fees payable .............................           2,266
   Payable due to Trustees ...........................................           2,026
   Other accrued expenses ............................................         142,180
                                                                         -------------
   Total Liabilities .................................................       5,698,196
                                                                         -------------
   Total Net Assets ..................................................   $ 208,518,978
                                                                         =============
NET ASSETS CONSIST OF:
   Paid in Capital ...................................................     170,946,580
   Accumulated net realized gain on investments ......................      24,091,289
   Net unrealized appreciation on investments ........................      13,481,109
                                                                         -------------
   TOTAL NET ASSETS ..................................................   $ 208,518,978
                                                                         =============
INSTITUTIONAL SHARES:
   Net Asset Value, Offering and Redemption Price Per Share --
     (unlimited authorization -- no par value)
     ($208,518,978 / 9,245,424 shares) ...............................   $       22.55
                                                                         =============


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND              FMA SMALL COMPANY PORTFOLIO
                                             FOR THE YEAR ENDED OCTOBER 31, 2007
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividends ............................................................   $   2,346,791
                                                                         -------------
   TOTAL INVESTMENT INCOME ...........................................       2,346,791
                                                                         -------------
EXPENSES
Investment Advisory Fees .............................................       1,672,713
Administration Fees ..................................................         267,637
Chief Compliance Officer Fees ........................................           9,799
Trustees' Fees .......................................................           8,340
Shareholder Servicing Fees ...........................................         612,817
Transfer Agent Fees ..................................................         141,975
Printing Fees ........................................................          63,819
Legal Fees ...........................................................          36,071
Registration & Filing Fees ...........................................          35,608
Audit Fees ...........................................................          19,425
Custodian Fees .......................................................          18,717
Other Expenses .......................................................           9,325
                                                                         -------------
   TOTAL EXPENSES ....................................................       2,896,246
Less:
Fees Paid Indirectly -- Note 4 .......................................        (103,736)
                                                                         -------------
   NET EXPENSES ......................................................       2,792,510
                                                                         -------------
NET INVESTMENT LOSS ..................................................        (445,719)
                                                                         -------------
NET REALIZED GAIN ON INVESTMENTS .....................................      24,784,283
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS ..      (4,103,912)
                                                                         -------------
NET GAIN ON INVESTMENTS ..............................................      20,680,371
                                                                         -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .................   $  20,234,652
                                                                         =============



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                             YEAR ENDED      YEAR ENDED
                                                                             OCTOBER 31,     OCTOBER 31,
                                                                                 2007            2006
                                                                            -------------   -------------
OPERATIONS:
   Net Investment Loss ..................................................   $    (445,719)  $    (308,200)
   Net Realized Gain on Investments .....................................      24,784,283      26,554,625*
   Net Change in Unrealized Appreciation (Depreciation) on Investments ..      (4,103,912)      6,858,552
                                                                            -------------   -------------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .................      20,234,652      33,104,977
                                                                            -------------   -------------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income ................................................         (74,407)             --
   Capital Gains ........................................................     (24,565,801)    (25,776,311)
                                                                            -------------   -------------
   TOTAL DIVIDENDS AND DISTRIBUTIONS ....................................     (24,640,208)    (25,776,311)
                                                                            -------------   -------------
CAPITAL SHARE TRANSACTIONS:
   Issued ...............................................................      75,261,067      98,971,118
   Reinvestment of Distributions ........................................      23,607,610      24,773,526
   Redeemed .............................................................     (98,204,869)    (81,651,532)**
                                                                            -------------   -------------
   Net Increase from Capital Share Transactions .........................         663,808      42,093,112
                                                                            -------------   -------------
     TOTAL INCREASE (DECREASE) IN NET ASSETS ............................      (3,741,748)     49,421,778
NET ASSETS:
   Beginning of Year ....................................................     212,260,726     162,838,948
                                                                            -------------   -------------
   End of Year ..........................................................   $ 208,518,978   $ 212,260,726
                                                                            =============   =============
SHARE TRANSACTIONS:
   Issued ...............................................................       3,430,287       4,498,737
   Reinvestment of Distributions ........................................       1,112,508       1,236,204
   Redeemed .............................................................      (4,509,662)     (3,793,583)**
                                                                            -------------   -------------
   Net Increase in Shares Outstanding from Share Transactions ...........          33,133       1,941,358
                                                                            =============   =============

 *    INCLUDES REALIZED GAINS ON IN-KIND REDEMPTION (SEE NOTE 8).
**    INCLUDES REDEMPTIONS AS A RESULT OF IN-KIND TRANSFERRED SECURITIES (SEE
      NOTE 8).
      AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR ROUNDED TO $0.



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                SELECTED PER SHARE DATA & RATIOS
                                    FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                                                        YEARS ENDED OCTOBER 31,
                                                 --------------------------------------------------------------------
                                                    2007           2006           2005          2004           2003
                                                 ---------      ---------      ---------     ---------      ---------
Net Asset Value, Beginning of Year ...........   $   23.04      $   22.40      $   23.77     $   20.08      $   16.18
                                                 ---------      ---------      ---------     ---------      ---------
Income from Investment Operations:
   Net Investment Income (Loss) ..............       (0.04)(1)      (0.05)(1)       0.03(1)      (0.04)(1)       0.01
   Net Realized and Unrealized Gain ..........        2.06           4.24           2.47          3.74           3.92
                                                 ---------      ---------      ---------     ---------      ---------
   Total from Investment Operations ..........        2.02           4.19           2.50          3.70           3.93
                                                 ---------      ---------      ---------     ---------      ---------
Dividends and Distributions:
   Net Investment Income .....................       (0.01)            --          (0.01)        (0.01)         (0.03)
   Capital Gains .............................       (2.50)         (3.55)         (3.86)           --             --
   Return of Capital .........................          --             --             --            --             --*
                                                 ---------      ---------      ---------     ---------      ---------
   Total Dividends and Distributions .........       (2.51)         (3.55)         (3.87)        (0.01)         (0.03)
                                                 ---------      ---------      ---------     ---------      ---------
Net Asset Value, End of Year .................   $   22.55      $   23.04      $   22.40     $   23.77      $   20.08
                                                 =========      =========      =========     =========      =========
TOTAL RETURN+ ................................        9.43%         21.07%         11.07%        18.40%++       24.30%++
                                                 =========      =========      =========     =========      =========
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Year (Thousands) ..........   $ 208,519      $ 212,261      $ 162,839     $ 191,909      $ 169,003
Ratio of Net Expenses to Average Net Assets ..        1.25%          1.24%          1.20%         1.20%          1.20%
Ratio of Expenses to Average Net Assets
   (Excluding Fees Paid Indirectly)** ........        1.30%          1.27%          1.25%         1.24%***       1.27%
Ratio of Net Investment Income (Loss)
   to Average Net Assets .....................       (0.20)%        (0.17)%         0.09%        (0.18)%         0.01%
Portfolio Turnover Rate ......................         132%           135%+++        169%          145%           107%

  *   INCLUDES RETURN OF CAPITAL OF $0.0035.
 **   SEE NOTE 4 IN NOTES TO FINANCIAL STATEMENTS.
*** FOR THE YEAR ENDED OCTOBER 31, 2004, THE RATIO OF EXPENSES TO AVERAGE NET ASSETS EXCLUDES WAIVERS AND FEES PAID INDIRECTLY. IF THE FEES PAID INDIRECTLY WERE INCLUDED, THE RATIO WOULD HAVE BEEN 1.22%.
  + RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE PORTFOLIO'S SHARES.
 ++ TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES NOT BEEN WAIVED AND EXPENSES ASSUMED BY THE ADVISER DURING THE PERIODS INDICATED.
+++ INCLUDES THE EFFECTS OF IN-KIND TRANSACTIONS. IF THE IN-KIND TRANSACTIONS WERE NOT INCLUDED THE PORTFOLIO TURNOVER RATE WOULD HAVE BEEN 127%.
(1)   PER SHARE DATA CALCULATED USING THE AVERAGE SHARES METHOD.

AMOUNTS DESIGNATED AS "--" ARE $0 OR HAVE BEEN ROUNDED TO $0.



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.    ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 36 portfolios. The financial statements herein are those of the FMA Small Company Portfolio (the "Portfolio"). The Portfolio seeks maximum, long-term total return, consistent with reasonable risk to principal, by investing in common stocks of smaller companies in terms of revenue and/or market capitalization. The financial statements of the remaining portfolios of the Trust are presented separately. The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held.

2.    SIGNIFICANT ACCOUNTING POLICIES:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America.

      USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and could have a material impact to the Portfolio.

      SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. Prices for most securities held in the Portfolio are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Portfolio seeks to obtain a bid price from at least one independent broker.

      Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Portfolio's Board of Trustees (the "Board"). The Portfolio's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------

      will  determine  the  value  after  taking  into  consideration   relevant
      information reasonably available to the Committee.

      SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis.

      EXPENSES -- Most expenses of the Trust can be directly attributed to a particular portfolio. Expenses that cannot be directly attributed to a portfolio or share class are apportioned among the portfolios of the Trust based on the number of portfolios and/or relative net assets.

      ILLIQUID SECURITIES -- A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of the Portfolio. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

      DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Portfolio will distribute substantially all of its net investment income, if any, quarterly. Any net realized net capital gains will be distributed at least annually. All distributions are recorded on ex-dividend date. The Portfolio's distributions to shareholders may include a return of capital received from REITs held by the Portfolio.

      INVESTMENTS IN REITS -- With respect to the Portfolio, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

3.    TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the
"Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

A portion of the services provided by the Chief Compliance Officer ("CCO") and his staff, whom are employees of the administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

4. ADMINISTRATION, COMMISSION RECAPTURE, CUSTODIAN, DISTRIBUTION, SHAREHOLDER SERVICING AND TRANSFER AGENT AGREEMENTS:

The Portfolio and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $125,000 for one portfolio, $250,000 for two portfolios, $350,000 for three portfolios, plus $75,000 per additional portfolio, plus $20,000 per additional class or 0.12% of the first $250 million, 0.10% of the next $250 million, 0.08% of the next $250 million and 0.04% of any amount above $750 million of the Portfolio's average daily net assets.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------

The Portfolio directs certain portfolio trades to the Distributor, via a network of executing brokers, who pay a portion of the Portfolio's expenses. Under this arrangement, the Portfolio had expenses reduced by $83,286, which was used to pay administration expenses.

Union Bank of California, N.A. acts as custodian (the "Custodian") for the Portfolio. The Custodian plays no role in determining the investment policies of the Portfolio or which securities are to be purchased or sold by the Portfolio.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

Certain brokers, dealers, banks, trust companies and other financial representatives received compensation from the Portfolio for providing a variety of services, including record keeping and transaction processing. Such fees were based on the assets of the Portfolio that were serviced by the financial representative. Such fees are paid by the Portfolio to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Portfolio's transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this calculated amount are paid by the Adviser.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Portfolio under a transfer agency agreement. The Portfolio earned cash management credits which are used to offset transfer agent expenses. During the period the Portfolio had transfer agent expenses reduced by $20,450. These amounts are listed as "Fees Paid Indirectly" on the Statement of Operations.

5.    INVESTMENT ADVISORY AGREEMENT:

Under the terms of an investment advisory agreement, Fiduciary Management Associates, LLC (the "Adviser"), provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 0.75% of the Portfolio's average daily net assets. Prior to April 1, 2006, the Adviser had voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Portfolio's total annual operating expenses from exceeding 1.20% of the Portfolio's average daily net assets. Effective April 1, 2006, the Adviser discontinued its voluntary expense cap.

6.    INVESTMENT TRANSACTIONS:

For the year ended October 31, 2007, the Portfolio made purchases of $281,202,003 and sales of $291,757,421 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

7.    FEDERAL TAX INFORMATION:

It is the Portfolio's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------

a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during the year. The book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid in capital as appropriate, in the period that the difference arises. Permanent book and tax differences resulted in the reclassification of $520,126 to undistributed net investment income and a reclassification of $(520,126) to net realized gain. These book and tax differences were attributable to REIT adjustments, distribution reclassifications and net operating loss. These reclassifications had no effect on net assets or net asset value.

The tax character of dividends and distributions paid during the years ended October 31, 2007 and October 31, 2006, was as follows:

                                ORDINARY     LONG-TERM
                                 INCOME     CAPITAL GAIN      TOTAL
                              -----------   ------------   -----------
2007                          $11,449,903   $ 13,190,305   $24,640,208
2006                           12,157,719     13,618,592    25,776,311

As of October 31, 2007, total Distributable Earnings on a tax basis were as follows:

Undistributed Ordinary Income            $10,666,205
Undistributed Long-Term Capital Gain      13,689,026
Unrealized Appreciation                   13,217,167
                                         -----------
Total Distributable Earnings             $37,572,398
                                         ===========

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Portfolio that may be carried forward for a maximum period of eight years and applied against future capital gains. As of October 31, 2007, there were no capital loss carryforwards.

The  Federal  tax  cost  and  aggregate  gross   unrealized   appreciation   and
depreciation on investments, held by the Portfolio at October 31, 2007, were as follows:

                         AGGREGATE          AGGREGATE
                     GROSS UNREALIZED   GROSS UNREALIZED
         FEDERAL       APPRECIATION       DEPRECIATION     NET UNREALIZED
        TAX COST        SECURITIES         SECURITIES       APPRECIATION
      ------------   ----------------   ----------------   --------------
      $199,740,948     $20,028,655        $(6,811,488)      $ 13,217,167

8.    IN-KIND TRANSFER OF SECURITIES:

During the year ended October 31, 2006, the Portfolio redeemed shares of beneficial interest in exchange for securities. The securities were transferred at their current value on the date of the transaction.

                          SHARES
          DATE           REDEEMED             VALUE             GAIN
      ------------   ----------------   ----------------   --------------
        6/30/06          (684,748)        $ 14,856,830      $ 1,932,527

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------

9.    OTHER:

At October 31, 2007, 64% of total shares outstanding were held by two shareholders owning 10% or greater of the aggregate total shares outstanding. These shareholders were comprised of omnibus accounts that were held on behalf of several individual shareholders.

In the normal course of business, the Portfolio enters into contracts that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

10.   ACCOUNTING PRONOUNCEMENTS:

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. SEC guidance allows implementing FIN 48 as late as the Portfolio's last net asset value calculation in the first required financial statement reporting period. As a result, the Portfolio will adopt FIN 48 in its semi-annual report on April 30, 2008. As of October 31, 2007, the Portfolio does not anticipate a material impact to the financial statements.

In September  2006,  FASB issued  STATEMENT ON  FINANCIAL  ACCOUNTING  STANDARDS
(SFAS) NO. 157, "FAIR VALUE MEASUREMENTS." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of October 31, 2007, the Portfolio does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees of
Advisors' Inner Circle Fund and Shareholders of
FMA Small Company Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of FMA Small Company Portfolio (one of the portfolios constituting The Advisors' Inner Circle Fund, hereafter referred to as the "Trust") at October 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 21, 2007

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
DISCLOSURE OF PORTFOLIO EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Portfolio's costs in two ways:

o ACTUAL PORTFOLIO RETURN. This section helps you to estimate the actual expenses after fee waivers that your Portfolio incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense incurred by a $1,000 investment in the Portfolio, and the "Ending Account Value" number is derived from deducting that expense from the Portfolio's gross investment return.

You can use this information, together with the actual amount you invested in the Portfolio, to estimate the expenses you paid over that period. Simply divide your ending account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Portfolio under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Portfolio's comparative cost by comparing the hypothetical result for your Portfolio in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Portfolio's actual return -- the account values shown may not apply to your specific investment.

--------------------------------------------------------------------------------
                              BEGINNING     ENDING      ANNUALIZED     EXPENSE
                               ACCOUNT     ACCOUNT        EXPENSE        PAID
                                VALUE       VALUE         RATIOS        DURING
                               5/01/07     10/31/07   FOR THE PERIOD   PERIOD*
--------------------------------------------------------------------------------
FMA SMALL COMPANY PORTFOLIO
--------------------------------------------------------------------------------
ACTUAL PORTFOLIO RETURN       $1,000.00   $1,028.30        1.24%        $6.34
HYPOTHETICAL 5% RETURN         1,000.00    1,018.95        1.24          6.31
--------------------------------------------------------------------------------

*Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

Set forth below are the names, ages, position with the Trust, term of office, length of time served and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-866-362-8333. The following chart lists Trustees and Officers as of November 15, 2007.

                                                                                       NUMBER OF
                                                                                      PORTFOLIOS
                                           TERM OF                                 IN THE ADVISORS'
                          POSITION(S)     OFFICE AND                               INNER CIRCLE FUND
NAME, ADDRESS,             HELD WITH      LENGTH OF     PRINCIPAL OCCUPATION(S)       OVERSEEN BY            OTHER DIRECTORSHIPS
     AGE 1                 THE TRUST    TIME SERVED 2     DURING PAST 5 YEARS        BOARD MEMBER          HELD BY BOARD MEMBER 3
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS
-------------

ROBERT A.                  Chairman     (Since 1991)    SEI employee                      36           Trustee of The Advisors'
NESHER                   of the Board                   1974-present. Currently                        Inner Circle Fund II, Bishop
61 yrs. old               of Trustees                   performs various                               Street Funds, SEI Asset
                                                        services on behalf of                          Allocation Trust, SEI Daily
                                                        SEI Investments for                            Income Trust, SEI Index
                                                        which Mr. Nesher is                            Funds, SEI Institutional
                                                        compensated. Executive                         International Trust, SEI
                                                        Vice President of SEI                          Institutional Investments
                                                        Investments, 1986-1994.                        Trust, SEI Institutional
                                                        Director and Executive                         Managed Trust, SEI Liquid
                                                        Vice President of the                          Asset Trust, SEI Tax Exempt
                                                        Administrator and the                          Trust, SEI Opportunity
                                                        Distributor, 1981-1994.                        Master Fund, L.P., SEI
                                                                                                       Opportunity Fund, L.P., SEI
                                                                                                       Global Master Fund, PLC, SEI
                                                                                                       Global Assets Fund, PLC, SEI
                                                                                                       Global Investments Fund,
                                                                                                       PLC, SEI Investments Global,
                                                                                                       Limited, SEI Investments
                                                                                                       Global Fund Services
                                                                                                       Limited, SEI Investments
                                                                                                       (Europe) Ltd., SEI
                                                                                                       Investments-Unit Trust
                                                                                                       Management (UK) Limited, and
                                                                                                       SEI Global Nominee Ltd.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM M.                 Trustee      (Since 1992)    Self Employed Consultant          36           Director of SEI Investments
DORAN                                                   since 2003. Partner,                           Company and SEI Investments
1701 Market Street,                                     Morgan, Lewis & Bockius                        Distribution Co., SEI
Philadelphia, PA 19103                                  LLP (law firm) from                            Investments-Global Fund
67 yrs. old                                             1976-2003, counsel to                          Services, Limited, SEI
                                                        the Trust, SEI                                 Investments Global Limited,
                                                        Investments, the                               SEI Investments (Europe),
                                                        Administrator and the                          Limited, SEI Investments
                                                        Distributor. Director of                       (Asia) Limited, SEI Asset
                                                        SEI Investments since                          Korea Co., Ltd. Trustee of
                                                        1974; Secretary of SEI                         The Advisors' Inner Circle
                                                        Investments since 1978.                        Fund II, SEI Investments,
                                                                                                       Bishop Street Funds, SEI
                                                                                                       Asset Allocation Trust, SEI
                                                                                                       Daily Income Trust, SEI
                                                                                                       Index Funds, SEI
                                                                                                       Institutional International
                                                                                                       Trust, SEI Institutional
                                                                                                       Investments Trust, SEI
                                                                                                       Institutional Managed Trust,
                                                                                                       SEI Liquid Asset Trust and
                                                                                                       SEI Tax Exempt Trust.
------------------------------------------------------------------------------------------------------------------------------------

1 Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.
3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                                                                                       NUMBER OF
                                                                                      PORTFOLIOS
                                           TERM OF                                 IN THE ADVISORS'
                          POSITION(S)     OFFICE AND                               INNER CIRCLE FUND
NAME, ADDRESS,             HELD WITH      LENGTH OF     PRINCIPAL OCCUPATION(S)       OVERSEEN BY            OTHER DIRECTORSHIPS
     AGE 1                 THE TRUST    TIME SERVED 2     DURING PAST 5 YEARS        BOARD MEMBER          HELD BY BOARD MEMBER 3
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
-------------

JAMES M.                   Trustee      (Since 1994)    Attorney, Solo                    36           Trustee of The Advisors'
STOREY                                                  Practitioner since 1994.                       Inner Circle Fund II, Bishop
76 yrs. old                                             Partner, Dechert,                              Street Funds, SEI Asset
                                                        September 1987-December                        Allocation Trust, SEI Daily
                                                        1993.                                          Income Trust, SEI Index
                                                                                                       Funds, SEI Institutional
                                                                                                       International Trust, SEI
                                                                                                       Institutional Investments
                                                                                                       Trust, SEI Institutional
                                                                                                       Managed Trust, SEI Liquid
                                                                                                       Asset Trust and SEI Tax
                                                                                                       Exempt Trust, and the U.S.
                                                                                                       Charitable Gift Trust.
------------------------------------------------------------------------------------------------------------------------------------
GEORGE J.                  Trustee      (Since 1999)    Chief Executive Officer,          36           Trustee, State Street
SULLIVAN, JR.                                           Newfound Consultants,                          Navigator Securities Lending
65 yrs. old                                             Inc. since April 1997.                         Trust, since 1995. Trustee
                                                        General Partner, Teton                         of The Fulcrum Trust.
                                                        Partners, L.P., June                           Trustee of the Advisors'
                                                        1991-December 1996;                            Inner Circle Fund II, Bishop
                                                        Chief Financial Officer,                       Street Funds, SEI Asset
                                                        Nobel Partners, L.P.,                          Allocation Trust, SEI Daily
                                                        March 1991-December                            Income Trust, SEI Index
                                                        1996; Treasurer and                            Funds, SEI Institutional
                                                        Clerk, Peak Asset                              International Trust, SEI
                                                        Management. Inc., since                        Institutional Investments
                                                        1991.                                          Trust, SEI Institutional
                                                                                                       Managed Trust, SEI Liquid
                                                                                                       Asset Trust, SEI Tax Exempt
                                                                                                       Trust, SEI Opportunity
                                                                                                       Master Fund, L.P. and SEI
                                                                                                       Opportunity Fund, L.P.
------------------------------------------------------------------------------------------------------------------------------------
BETTY L.                   Trustee      (Since 2005)    Self-Employed Legal and           36           Trustee of The Advisors'
KRIKORIAN                                               Financial Services                             Inner Circle Fund II and
64 yrs. old                                             Consultant since 2003.                         Bishop Street Funds.
                                                        State Street Bank Global
                                                        Securities and Cash
                                                        Operations from 1995 to
                                                        2003.
------------------------------------------------------------------------------------------------------------------------------------
CHARLES E.                 Trustee      (Since 2005)    Self-Employed Business            36           Director, Crown Pacific,
CARLBOM                                                 Consultant, Business                           Inc. Trustee of The
73 yrs. old                                             Project Inc. since 1997.                       Advisors' Inner Circle Fund
                                                        CEO and President,                             II and Bishop Street Funds.
                                                        United Grocers Inc. from
                                                        1997 to 2000.
------------------------------------------------------------------------------------------------------------------------------------
MITCHELL A.                Trustee      (Since 2005)    Retired.                          36           Director, Federal
JOHNSON                                                                                                Agricultural Mortgage
65 yrs. old                                                                                            Corporation. Trustee of The
                                                                                                       Advisors' Inner Circle Fund
                                                                                                       II and Bishop Street Funds.
------------------------------------------------------------------------------------------------------------------------------------

1 Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.
3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                                                                                                NUMBER OF
                                                                                               PORTFOLIOS
                                        TERM OF                                              IN THE ADVISORS'
                    POSITION(S)       OFFICE AND                                             INNER CIRCLE FUND
NAME, ADDRESS,       HELD WITH         LENGTH OF            PRINCIPAL OCCUPATION(S)          OVERSEEN BY BOARD  OTHER DIRECTORSHIPS
     AGE 1           THE TRUST       TIME SERVED 2            DURING PAST 5 YEARS             MEMBER/OFFICER     HELD BY OFFICER 3
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------

JAMES F.             President       (Since 2003)   Senior Operations Officer, SEI                  N/A                  N/A
VOLK, CPA                                           Investments, Fund Accounting and
45 yrs. old                                         Administration (1996-present);
                                                    Assistant Chief Accountant for the U.S.
                                                    Securities and Exchange Commission's
                                                    Division of Investment Management
                                                    (1993-1996).
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL             Controller       (Since 2005)   Director, SEI Investments, Fund                 N/A                  N/A
LAWSON               and Chief                      Accounting since July 2005. Manager,
47 yrs. old      Financial Officer                  SEI Investments AVP from April 1995 to
                                                    February 1998 and November 1998 to July
                                                    2005.
------------------------------------------------------------------------------------------------------------------------------------
RUSSELL                Chief         (Since 2006)   Director of Investment Product                  N/A                  N/A
EMERY               Compliance                      Management and Development at SEI
44 yrs. old           Officer                       Investments since February 2003. Senior
                                                    Investment Analyst, Equity team at SEI
                                                    Investments from March 2000 to February
                                                    2003.
------------------------------------------------------------------------------------------------------------------------------------
CAROLYN F.        Vice President     (Since 2007)   Corporate counsel of SEI since 2007;            N/A                  N/A
MEAD               and Secretary                    Associate, Stradley, Ronon, Stevens &
50 yrs. old                                         Young 2004-2007; Counsel, ING Variable
                                                    Annuities, 1999-2002.
------------------------------------------------------------------------------------------------------------------------------------
JAMES             Vice President     (Since 2004)   Employed by SEI Investments Company             N/A                  N/A
NDIAYE             and Assistant                    since 2004. Vice President, Deutsche
39 yrs. old          Secretary                      Asset Management from 2003-2004.
                                                    Associate, Morgan, Lewis & Bockius LLP
                                                    from 2000-2003. Counsel, Assistant
                                                    Vice President, ING Variable Annuities
                                                    Group from 1999-2000.
------------------------------------------------------------------------------------------------------------------------------------

1 Unless otherwise noted, the business address of each Trustee or officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.
3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

                                                                                                 NUMBER OF
                                                                                                PORTFOLIOS
                                        TERM OF                                              IN THE ADVISORS'
                    POSITION(S)        OFFICE AND                                            INNER CIRCLE FUND
NAME, ADDRESS,       HELD WITH         LENGTH OF            PRINCIPAL OCCUPATION(S)          OVERSEEN BY BOARD  OTHER DIRECTORSHIPS
     AGE 1           THE TRUST       TIME SERVED 2            DURING PAST 5 YEARS             MEMBER/OFFICER     HELD BY OFFICER 3
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)
--------------------

TIMOTHY D.         Assistant Vice    (Since 2000)   General Counsel, Vice President and             N/A                 N/A
BARTO              President and                    Assistant Secretary of SEI Investments
39 yrs. old     Assistant Secretary                 Global Funds Services since 1999;
                                                    Associate, Dechert (law firm) from
                                                    1997-1999; Associate, Richter, Miller &
                                                    Finn (law firm) from 1994-1997.
------------------------------------------------------------------------------------------------------------------------------------
SOFIA              Assistant Vice    (Since 2006)   Vice President and Assistant Secretary          N/A                 N/A
ROSALA             President and                    of SEI Investments Management Corp. and
33 yrs. old     Assistant Secretary                 SEI Global Funds Services since 2005.
                                                    Compliance Officer of SEI Investments
                                                    from 2001-2004. Account and Product
                                                    Consultant, SEI Private Trust Company,
                                                    1998-2001.
------------------------------------------------------------------------------------------------------------------------------------
JOSEPH M.          Vice President    (Since 2007)   Corporate counsel of SEI since 2007;            N/A                 N/A
GALLO              and Assistant                    Associate Counsel, ICMA Retirement
34 yrs. old          Secretary                      Corporation 2004-2007; Federal
                                                    Investigator, U.S. Department of Labor
                                                    2002-2004; U.S. Securities and Exchange
                                                    Commission - Division of Investment
                                                    Management, 2003.
------------------------------------------------------------------------------------------------------------------------------------
NICOLE              AML Officer      (Since 2005)   Assistant Vice President and AML                N/A                 N/A
WELCH                                               Compliance Officer of SEI Investments
30 yrs. old                                         since January 2005. Compliance Analyst
                                                    at TD Waterhouse from January 2004 to
                                                    November 2004. Senior Compliance
                                                    Analyst at UBS Financial Services from
                                                    October 2002 to January 2004. Knowledge
                                                    Management Analyst at
                                                    PricewaterhouseCoopers Consulting from
                                                    September 2000 to October 2002.
------------------------------------------------------------------------------------------------------------------------------------

1 The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NOTICE TO SHAREHOLDERS (UNAUDITED)
--------------------------------------------------------------------------------

For shareholders that do not have an October 31, 2007 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2007 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2007, the Portfolio is designating the following items with regard to distributions paid during the year.

                      LONG TERM       ORDINARY                        DIVIDEND      QUALIFYING       QUALIFIED
                     CAPITAL GAIN      INCOME           TOTAL         RECEIVED       DIVIDEND        SHORT-TERM
                    DISTRIBUTIONS   DISTRIBUTIONS   DISTRIBUTIONS   DEDUCTION (1)    INCOME (2)    CAPITAL GAIN (3)
                    -------------   -------------   -------------   -------------   -----------   -----------------
FMA Small Company
Portfolio               53.53%          46.47%         100.00%         11.16%         11.09%           100%

(1) Dividend Received Deduction represents dividends which qualify for the corporate dividends received deduction and are reflected as a percentage of "Ordinary Income Distributions."

(2)   The  percentage  in this  column  represents  the  amount  of  "Qualifying
      Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of "Ordinary Income Distributions." It is the intention of the Portfolio to designate the maximum amount permitted by the law.

      The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2007. Complete information will be computed and reported in conjunction with your 2007 Form 1099-DIV.

(3) The percentage in this column represents the amount of "Qualifying Interest Income" as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.

      The information reported herein may differ from the information and the distributions taxable to the shareholders for the calendar year ending December 31, 2006. Complete information will be computed and reported in conjunction with your 2007 Form 1099-DIV.

                                     NOTES

                                     NOTES

                          FMA SMALL COMPANY PORTFOLIO
                                P.O. Box 219009
                             Kansas City, MO 64121
                                  866-FMA-8333

                                    ADVISER:
                      Fiduciary Management Associates, LLC
                       55 West Monroe Street, Suite 2550
                             Chicago, IL 60603-5093

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                     SEI Investments Global Funds Services
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                          Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004



This information must be preceded or accompanied by a current prospectus for the Portfolio described.



FMA-AR-001-0700

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is George Sullivan and is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by PricewaterhouseCoopers LLP ("PwC") related to the Trust

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

------------------------------------------------------------------- -------------------------------------------------
                                        2007                                              2006
------------------------------------------------------------------- -------------------------------------------------
                    All fees and    All fees and     All other       All fees and    All fees and    All other
                    services to     services to      fees and        services to     services to     fees and
                    the Trust       service          services to     the Trust       service         services to
                    that were       affiliates       service         that were       affiliates      service
                    pre-approved    that were        affiliates      pre-approved    that were       affiliates
                                    pre-approved     that did not                    pre-approved    that did not
                                                     require                                         require
                                                     pre-approval                                    pre-approval
------------------------------------------------------------------- -------------------------------------------------
 (a)       Audit     $210,200           $0               $0            $267,100           $0             $0
           Fees

------------------------------------------------------------------- -------------------------------------------------
 (b)       Audit-       $0              $0               $0               $0              $0             $0
           Related
           Fees
------------------------------------------------------------------- -------------------------------------------------
 (c)       Tax          $0              $0               $0               $0              $0             $0
           Fees

------------------------------------------------------------------- -------------------------------------------------
 (d)       All          $0              $0               $0               $0              $0             $0
           Other
           Fees
------------------------------------------------------------------- -------------------------------------------------

Fees billed by Ernst & Young LLP ("E&Y") related to the Trust

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

------------------------------------------------------------------ --------------------------------------------------
                                        2007                                            2006
------------------------------------------------------------------ --------------------------------------------------
                    All fees and    All fees and     All other       All fees and    All fees and    All other
                    services to     services to      fees and        services to     services to     fees and
                    the Trust       service          services to     the Trust       service         services to
                    that were       affiliates       service         that were       affiliates      service
                    pre-approved    that were        affiliates      pre-approved    that were       affiliates
                                    pre-approved     that did not                    pre-approved    that did not
                                                     require                                         require
                                                     pre-approval                                    pre-approval
------------------------------------------------------------------- -------------------------------------------------
 (a)      Audit       $353,110           N/A             N/A           $261,600          N/A             N/A
          Fees

------------------------------------------------------------------- -------------------------------------------------
 (b)      Audit-        N/A              N/A             N/A             N/A             N/A             N/A
          Related
          Fees
------------------------------------------------------------------- -------------------------------------------------
 (c)      Tax           N/A              N/A             N/A             N/A             N/A             N/A
          Fees

------------------------------------------------------------------- -------------------------------------------------
 (d)      All           N/A              N/A             N/A             N/A             N/A             N/A
          Other
          Fees
------------------------------------------------------------------- -------------------------------------------------


(e)(1) Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

          --------------------------- ---------------- ---------------
                                           2007             2006
          --------------------------- ---------------- ---------------
           Audit-Related Fees               0%               0%

          --------------------------- ---------------- ---------------
           Tax Fees                         0%               0%

          --------------------------- ---------------- ---------------
           All Other Fees                   0%               0%

          --------------------------- ---------------- ---------------

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

          --------------------------- ---------------- ---------------
                                           2007             2006
          --------------------------- ---------------- ---------------
           Audit-Related Fees               0%               0%

          --------------------------- ---------------- ---------------
           Tax Fees                         0%               0%

          --------------------------- ---------------- ---------------
           All Other Fees                   0%               0%

          --------------------------- ---------------- ---------------
 (f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $0 and $0 for 2007 and 2006, respectively.

(g) The aggregate non-audit fees and services billed by E&Y for the last two fiscal years were $0 and $0 for 2007 and 2006, respectively.

(h) During the past fiscal year, all non-audit services provided by Registrant's principal accountant to either Registrant's investment adviser or to any entity controlling, controlled by, or under common control with Registrant's investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant's Board of Trustees. Included in the audit committee's pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)*               /s/ James F. Volk
                                        --------------------------------------
                                        James F. Volk, President

Date:  January 8, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ James F. Volk
                                        --------------------------------------
                                        James F. Volk, President

Date:  January 8, 2008



By (Signature and Title)*               /s/ Michael Lawson
                                        --------------------------------------
                                        Michael Lawson,
                                        Controller and Chief Financial Officer

Date:  January 8, 2008


* Print the name and title of each signing officer under his or her signature.